Information about Component of Consolidated Statements of Comprehensive Income - Schedule of Finance Results (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial cost
Interest expenses	$ (38,077,952)	$ (35,783,901)	$ (30,569,478)
Financial commissions	(3,731,493)	(1,850,252)	(3,007,154)
Finance Costs	(41,809,445)	(37,634,153)	(33,576,632)
Other financial results
Exchange differences generated by assets	2,183,367	(7,519,875)	(19,758,444)
Exchange differences generated by liabilities	(14,647,580)	(20,499,620)	(3,886,408)
Changes in fair value of financial assets or liabilities and other financial results	(15,603,088)	(10,455,775)	(341,341)
Prepayment premium fee	(4,870,021)
Net gain of inflation effect on monetary items	7,949,231	28,730,804	10,311,437
Interest accrued with related parties	944,186	135,485
Other finance results	(24,043,905)	(9,608,981)	(13,674,756)
Total net financial cost	$ (65,853,350)	$ (47,243,134)	$ (47,251,388)